     As filed with the Securities and Exchange Commission on August 18, 2003.
                                                             File No. 333-104356
                                                                       811-04972

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [   ]

         Pre-Effective Amendment No.                           [   ]
                                     -------
         Post-Effective Amendment No.   3                      [ X ]
                                     -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.   112                                   [ X ]
                       -------

                         HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY
                         HARTFORD LIFE INSURANCE COMPANY
                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

            immediately upon filing pursuant to paragraph (b) of Rule 485
      -----

        X   on September 5, 2003, pursuant to paragraph (b) of Rule 485
      -----

            60 days after filing pursuant to paragraph (a)(1) of Rule 485
      -----

            on _____, pursuant to paragraph (a)(1) of Rule 485
      -----

            this post-effective amendment designates a new effective date for a ----- previously filed post-effective amendment.

Pursuant to rule 24f-2(a)(1) under the Investment Company Act of 1940, the registrant has registered an indefinite amount of securities.

The purpose of this Post-Effective Amendment No. 3 to the registration statement on Form N-4 (File No. 333-104356) is to supplement the Prospectus and Statement of Additional Information contained in this registration statement.

The Prospectus and Statement of Additional Information (including all financial statements therein) for [Product Name] variable annuity is incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 3, by reference to Post-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-104356), as filed on July 11, 2003, and declared effective on July 14, 2003.

A supplement to the Prospectus and Statement of Additional Information mentioned above is included in Part A of this Post-Effective Amendment.

                                     PART A

     SUPPLEMENT DATED SEPTEMBER 5, 2003 TO YOUR PROSPECTUS DATED MAY 1, 2003

The following is added to the sub-section of the prospectus entitled "What Annuity Payout Options are available?" in the "Highlights" section of the prospectus and to the sub-section of the prospectus entitled "Do you want Annuity Payouts to be Fixed Dollar Amount or Variable Dollar Amount?" in the "Annuity Payouts" section of the prospectus:

     You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

The third paragraph under "How do I purchase a Contract?" in "The Contract" section of the prospectus is replaced with the following:

     If you purchase your Contract in Alabama or Oregon, we will accept subsequent Premium Payments only during the first 3 Contract Years. If you purchase your Contract in Massachusetts, we will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

The following is added to the discussion of the Asset Protection Death Benefit in the "Death Benefit" section of the prospectus:

     Your Contract states that we exclude any Premium Payments that we receive within 12 months of death when we calculate the Asset Protection Death Benefit. We waive this exclusion for your initial Premium Payment if death occurs in the first Contract Year.

The following is added to the second to last paragraph under "Abusive Transfers" in the sub-section of the prospectus entitled "Can I transfer from one Sub-Account to another?" in "The Contract" section of the prospectus:

     If you purchase your Contract in Oregon, we may limit your total number of transfers to 1 transfer every 30 days, submitted in writing.

The following replaces the first sentence in the first paragraph under the sub-section entitled "How is the Death Benefit paid?" in the "Death Benefit" section of the prospectus:

     The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit.

The following Performance Tables are added to the Statement of Additional
Information:

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. There is no information for Franklin Rising Dividends Securities Fund, MFS Value Series and Mutual Discovery Securities Fund Sub-Accounts because as of December 31, 2002, the Sub-Accounts had not commenced operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                                     SUB-ACCOUNT                                                      SINCE
SUB-ACCOUNT                                         INCEPTION DATE      1 YEAR           5 YEAR        10 YEAR      INCEPTION
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                       05/01/1998            -31.83%             N/A      N/A              -8.15%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                             09/10/2001            -31.36%             N/A      N/A             -23.58%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                               12/29/1999            -35.04%             N/A      N/A             -25.69%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    05/05/1993            -33.38%           -7.10%     N/A               4.24%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                 12/29/1999            -40.58%             N/A      N/A             -34.35%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                   05/05/1993             -1.87%            1.11%     N/A               1.70%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund                    05/05/1993            -25.42%           -8.21%     N/A               0.91%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                     09/10/2001            -21.22%             N/A      N/A             -12.09%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                          05/05/1993            -38.80%           -6.95%     N/A               4.79%
--------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund                  08/01/1989            -22.39%           -3.05%    4.49%              4.73%
--------------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth Fund       07/05/2001            -32.21%             N/A      N/A             -25.90%
--------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                              01/02/1996             -7.32%           -0.67%     N/A               0.91%
--------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                     04/30/1997            -24.47%            0.80%     N/A               2.35%
--------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund       04/30/1998            -28.52%             N/A      N/A              -1.20%
--------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                            12/08/1986            -33.48%            2.23%    8.77%              9.73%
--------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                     12/08/1986            -27.87%           -1.49%    6.90%              7.00%
--------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                     05/01/1990            -24.66%           -2.23%    4.94%              3.37%
--------------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund                         06/17/1999            -16.23%             N/A      N/A              -7.33%
--------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                       01/24/1989            -11.60%           -1.90%    3.96%              5.75%
--------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund             05/01/1996            -32.31%           -2.27%     N/A               2.84%
--------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                               12/08/1986            -37.36%           -4.78%     N/A               2.85%
--------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund             07/01/1999             -6.29%             N/A      N/A              -0.82%
--------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                        12/08/1986             -9.69%           -1.06%    0.09%              1.33%
--------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series                      08/14/1996            -38.28%           -5.28%     N/A               0.92%
--------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                            07/24/1995            -42.01%           -7.98%     N/A               1.58%
--------------------------------------------------------------------------------------------------------------------------------
MFS Global Equity Series                              05/03/1999            -21.95%             N/A      N/A              -7.58%
--------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series                                07/26/1995             -8.68%           -4.83%     N/A               0.59%
--------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series                     05/03/1999            -36.30%             N/A      N/A             -13.31%
--------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                            10/09/1995            -30.27%           -7.92%     N/A               2.24%
--------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Series                             05/01/2000            -50.68%             N/A      N/A             -30.65%
--------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                              05/01/1998            -40.06%             N/A      N/A              -1.76%
--------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                               01/03/1995            -15.78%           -0.13%     N/A               7.24%
--------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         11/08/1996            -21.88%           -1.28%     N/A               2.20%
--------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund          03/04/1996            -11.00%          -11.19%     N/A             -15.49%
--------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     05/01/1992            -28.07%           -7.25%    4.56%              3.35%
--------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      03/15/1994            -28.00%           -3.62%     N/A               2.85%
--------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                                        FUND                                                         SINCE
SUB-ACCOUNT                                        INCEPTION DATE      1 YEAR           5 YEAR        10 YEAR      INCEPTION
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                      05/01/1998            -23.70%             N/A      N/A              -4.94%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                            09/10/2001            -23.19%             N/A      N/A             -16.91%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                              12/29/1999            -27.15%             N/A      N/A             -20.37%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   05/05/1993            -25.37%           -3.57%     N/A               5.88%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                12/29/1999            -33.11%             N/A      N/A             -28.56%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                  05/05/1993              8.13%            5.00%     N/A               4.49%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund                   05/05/1993            -16.81%           -4.50%     N/A               2.86%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                    09/10/2001            -12.29%             N/A      N/A              -4.80%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         05/05/1993            -31.19%           -3.50%     N/A               6.40%
-------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund                 08/01/1989            -13.55%            0.74%    6.65%              6.80%
-------------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth Fund      07/05/2001            -24.10%             N/A      N/A             -20.28%
-------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                             01/02/1996              2.65%            3.35%     N/A               4.18%
-------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                    04/30/1997            -15.78%            3.94%     N/A               4.77%
-------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund      04/30/1998            -20.14%             N/A      N/A               1.74%
-------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                           02/08/1984            -25.47%            5.13%   10.53%             12.09%
-------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                    02/08/1984            -19.44%            2.10%    8.83%             10.80%
-------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                    05/01/1990            -15.99%            1.13%    6.79%              5.44%
-------------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund                        06/17/1999             -6.93%             N/A      N/A              -3.23%
-------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                      01/24/1989             -1.94%            2.16%    6.31%              7.65%
-------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund            05/01/1996            -24.22%            1.14%     N/A               5.07%
-------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                              11/01/1995            -29.64%           -1.31%     N/A               4.91%
-------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund            07/01/1999              3.71%             N/A      N/A               3.51%
-------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                       06/30/1980              0.11%            2.91%    3.07%              5.46%
-------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series                     08/14/1996            -30.63%           -1.96%     N/A               3.21%
-------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                           07/24/1995            -34.65%           -4.72%     N/A               3.29%
-------------------------------------------------------------------------------------------------------------------------------
MFS Global Equity Series                             05/03/1999            -13.07%             N/A      N/A              -3.77%
-------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series                               07/26/1995              1.19%           -0.60%     N/A               3.11%
-------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series                    05/03/1999            -28.51%             N/A      N/A              -9.73%
-------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                           10/09/1995            -22.02%           -4.15%     N/A               4.27%
-------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Series                            05/01/2000            -43.96%             N/A      N/A             -26.49%
-------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                             05/01/1998            -32.55%             N/A      N/A               1.23%
-------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                              01/03/1995             -6.44%            3.60%     N/A               9.23%
-------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        11/08/1996            -12.99%            2.58%     N/A               5.17%
-------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund         03/04/1996             -1.30%           -6.53%     N/A             -10.62%
-------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    05/01/1992            -19.66%           -3.45%    6.32%              5.20%
-------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                     03/15/1994            -19.58%            0.09%     N/A               4.94%
-------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                            YIELD            EFFECTIVE YIELD
-------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                             -0.34%               -0.34%
-------------------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                         YIELD
---------------------------------------------------------------------------
American Funds Bond Fund                                              N/A
---------------------------------------------------------------------------
Franklin Strategic Income Securities Fund                             N/A
---------------------------------------------------------------------------
MFS High Income Series                                                N/A
---------------------------------------------------------------------------

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a) Form of Principal Underwriter Agreement.(2)

          (3)  (b) Form of Dealer Agreement.(3)

          (4)  Form of Individual Flexible Premium Variable Annuity Contract.(4)

          (5)  Form of Application.(4)

          (6)  (a) Certificate of Incorporation of Hartford.(5)

          (6)  (b) Bylaws of Hartford.(6)

          (7)  Not applicable.

          (8)  Fund Participation Agreements.(7)

          (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

          (10) (a) Consent of Deloitte & Touche LLP.
               (b) Consent of Arthur Andersen LLP.(8)

----------

(1) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on form N-4, File No. 333-70153, filed on April 13, 1999.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-69475, filed June 30, 1999.

(3) Incorporated by reference to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 33-73570, dated May 1, 1995.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101923, filed on April 7, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-66343, filed February 8, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, File No. 333-69485, filed April 9, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-69475, filed August 25, 2000.

          (11) No financial statements are omitted.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.(4)

Item 25.  Directors and Officers of the Depositor

----------------------- --------------------------------------------------------
NAME                    POSITION WITH HARTFORD
----------------------- --------------------------------------------------------
David A. Carlson        Vice President, Director*
----------------------- --------------------------------------------------------
Kristine L. Curcio      Vice President and Actuary
----------------------- --------------------------------------------------------
Bruce W. Ferris         Vice President
----------------------- --------------------------------------------------------
Timothy M. Fitch        Senior Vice President and Actuary
----------------------- --------------------------------------------------------
Mary Jane B. Fortin     Senior Vice President
----------------------- --------------------------------------------------------
Lois W. Grady           Executive Vice President
----------------------- --------------------------------------------------------
Ryan Johnson            Vice President
----------------------- --------------------------------------------------------
Stephen T. Joyce        Senior Vice President
----------------------- --------------------------------------------------------
Michael D. Keeler       Senior Vice President
----------------------- --------------------------------------------------------
Kristine J. Kelliher    Vice President
----------------------- --------------------------------------------------------
Patrice Kelly-Ellis     Senior Vice President
----------------------- --------------------------------------------------------
Robert A. Kerzner       Executive Vice President, Director*
----------------------- --------------------------------------------------------
David N. Levenson       Senior Vice President
----------------------- --------------------------------------------------------
Joseph F. Mahoney       Vice President
----------------------- --------------------------------------------------------
Thomas M. Marra         President, Chief Executive Officer and Chairman of the
                        Board, Director*
----------------------- --------------------------------------------------------
Ernest M. McNeill, Jr.  Vice President & Chief Accounting Officer
----------------------- --------------------------------------------------------
Tom Nassiri             Vice President
----------------------- --------------------------------------------------------
Joseph J. Noto          Vice President
----------------------- --------------------------------------------------------
Marianne O'Doherty      Vice President and Assistant General Counsel
----------------------- --------------------------------------------------------

----------

(8) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.

----------------------- --------------------------------------------------------
NAME                    POSITION WITH HARTFORD
----------------------- --------------------------------------------------------
Craig R. Raymond        Senior Vice President and Chief Actuary
----------------------- --------------------------------------------------------
Christine Hayer Repasy  Senior Vice President, General Counsel and Corporate
                        Secretary, Director*
----------------------- --------------------------------------------------------
Michael J. Roscoe       Vice President and Actuary
----------------------- --------------------------------------------------------
Martin A. Swanson       Vice President
----------------------- --------------------------------------------------------
Andrew J. Waggoner      Vice President
----------------------- --------------------------------------------------------
John C. Walters         Executive Vice President, Director*
----------------------- --------------------------------------------------------
Eric H. Wietsma         Vice President
----------------------- --------------------------------------------------------
Lizabeth H. Zlatkus     Executive Vice President and Chief Financial Officer,
                        Director*
----------------------- --------------------------------------------------------
David M. Znamierowski   Senior Vice President and Chief Investment Officer,
                        Director*
----------------------- --------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

* Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          See Item 24(b)(16).

Item 27.  Number of Contract Owners

          As of June 30, 2003, there were 25,926 Contract Owners.

Item 28.  Indemnification

          Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

          Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

          (a) involved a knowing and culpable violation of law by the director;

          (b) enabled the director or an associate to receive an improper personal gain;

          (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

          (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

          (e) created liability under section 33-757 relating to unlawful distributions.

          The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

          Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account One Hartford Life Insurance Company - Separate Account Two

               Hartford Life Insurance Company - Separate Account Two
                   (DC Variable Account I)
               Hartford Life Insurance Company - Separate Account Two
                   (DC Variable Account II)
               Hartford Life Insurance Company - Separate Account Two
                   (QP Variable Account)
               Hartford Life Insurance Company - Separate Account Two
                   (Variable Account "A")
               Hartford Life Insurance Company - Separate Account Two
                   (NQ Variable Account)
               Hartford Life Insurance Company - Separate Account Ten Hartford Life Insurance Company - Separate Account Three Hartford Life Insurance Company - Separate Account Five Hartford Life Insurance Company - Separate Account Seven Hartford Life Insurance Company - Separate Account Eleven Hartford Life and Annuity Insurance Company - Separate
                   Account One
               Hartford Life and Annuity Insurance Company - Separate
                   Account Ten
               Hartford Life and Annuity Insurance Company - Separate
                   Account Three
               Hartford Life and Annuity Insurance Company - Separate
                   Account Five
               Hartford Life and Annuity Insurance Company - Separate
                   Account Six
               Hartford Life and Annuity Insurance Company - Separate
                   Account Seven
               Hart Life Insurance Company - Separate Account One
               Hart Life Insurance Company - Separate Account Two American Maturity Life Insurance Company - Separate
                   Account AMLVA
               American Maturity Life Insurance Company - Separate
                   Account One
               Servus Life Insurance Company - Separate Account One Servus Life Insurance Company - Separate Account Two

          (b)  Directors and Officers of HSD

                                        POSITIONS AND OFFICES
               NAME                       WITH  UNDERWRITER
               ----                     ----------------------
               David A. Carlson             Vice President
               Bruce W. Ferris              Vice President
               George R. Jay                Controller
               Stephen T. Joyce             Vice President
               Ryan Johnson                 Vice President
               Thomas M. Marra              President, Chief Executive Officer
                                            and Chairman of the Board, Director
               Christine Hayer Repasy       Senior Vice President, General
                                            Counsel and Corporate Secretary
               Martin A. Swanson            Vice President
               John C. Walters              Executive Vice President, Director
               Lizabeth H. Zlatkus          Director

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 15th day of August, 2003.

  HARTFORD LIFE INSURANCE COMPANY -
  SEPARATE ACCOUNT SEVEN
       (Registrant)

By: Thomas M. Marra                                  *By: /s/ Christopher M. Grinnell
    --------------------------------------------          ----------------------------
    Thomas M. Marra, President, Chief Executive               Christopher M. Grinnell
    Officer and Chairman of the Board*                        Attorney-in-Fact

  HARTFORD LIFE INSURANCE COMPANY
       (Depositor)

By: Thomas M. Marra
    --------------------------------------------
    Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David A. Carlson, Vice President, Director*
Robert A. Kerzner, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President
     & Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice President,
     General Counsel & Corporate Secretary,          *By: /s/ Christopher M. Grinnell
     Director*                                            ----------------------------
John C. Walters, Executive Vice President,                    Christopher M. Grinnell
     Director*                                                Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President,
     and Chief Financial Officer, Director*            Date: August 15, 2003
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*

333-104356

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(10)(a)  Consent of Deloitte & Touche LLP.

(15)     Copy of Power of Attorney.